Segment Reporting, Geographical Information	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting, Geographical Information [Abstract]
SEGMENT REPORTING, GEOGRAPHICAL INFORMATION

4. SEGMENT REPORTING, GEOGRAPHICAL INFORMATION

(a) Business segments
The Company operates in two business segments: Vycor Medical, which focuses on devices for neurosurgery; and NovaVision, which focuses on neuro stimulation therapies and diagnostic devices for the treatment and screening of vision field loss and which includes Sight Science. Set out below are the revenues, gross profits and total assets for each segment.

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Revenue:
Vycor Medical	$221,258	$203,191	$480,107	$466,902
NovaVision	64,760	95,349	134,463	189,760
Total Revenue	$286,018	$298,540	$614,570	$656,662
Gross Profit:
Vycor Medical	$193,743	$177,717	$412,794	$411,125
NovaVision	58,294	85,056	116,102	166,813
Total Gross Profit	$252,037	$262,773	$528,896	$577,938

	June 30,	December 31,
	2015	2014
Total Assets:
Vycor Medical	$1,728,797	$2,644,513
NovaVision	1,026,292	1,169,230
Total Assets	$2,755,089	$3,813,743

(b) Geographic information
The Company operates in two geographic segments, the United States and Europe. Set out below are the revenues, gross profits and total assets for each segment.

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Revenue:
United States	$248,059	$238,474	$531,998	$531,635
Europe	37,959	60,066	82,572	125,027
Total Revenue	$286,018	$298,540	$614,570	$656,662
Gross Profit:
United States	$217,977	$207,577	$456,328	$465,816
Europe	34,060	55,196	72,568	112,122
Total Gross Profit	$252,037	$262,773	$528,896	$577,938

	June 30,	December 31,
	2015	2014
Total Assets:
United States	$2,379,325	$3,367,679
Europe	375,764	446,064
Total Assets	$2,755,089	$3,813,743

4. SEGMENT REPORTING, GEOGRAPHICAL INFORMATION

(a) Business segments

The Company operates in two business segments: Vycor Medical, which focuses on devices for neurosurgery; and NovaVision, which focuses on neuro stimulation therapies and diagnostic devices for the treatment and screening of vision field loss. Set out below are the revenues, gross profits and total assets for each segment.

Table insert nonbanded – table

	December 31,
	2014	2013
Revenue:
Vycor Medical	$893,028	$724,367
NovaVision	357,264	365,007
Total Revenue	$1,250,292	$1,089,374
Gross Profit:
Vycor Medical	780,424	628,839
NovaVision	313.568	306,703
Total Gross Profit	$1,093,992	$935,542
Total Assets:
Vycor Medical	$2,644,513	$799,120
NovaVision	1,169,230	1,316,130
Total Assets	$3,813,743	$2,115,250

(b) Geographic information. The Company operates in two geographic segments, the United States and Europe. Set out below are the revenues, gross profits and total assets for each segment.

Table insert nonbanded – tableful

	December 31,
	2014	2013
Revenue:
United States	$1,034,034	$858,751
Europe	216,258	230,623
Total Revenue	$1,250,292	$1,089,374
Gross Profit:
United States	$901,503	$732,404
Europe	192,489	203,138
Total Gross Profit	$1,093,992	$935,542
Total Assets:
United States	$3,367,679	$1,604,142
Europe	446,064	511,108
Total Assets	$3,813,743	$2,115,250